UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009

Check here if Amendment [   ]; Amendment Number:  ___
  This Amendment (Check only one.):[  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Winterthur Swiss Insurance Company
Address:  General Guisan-Strasse 40
          CH-8401 Winterthur
          Switzerland

13F File Number: 028-11359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthias Henny
Title: Chief Investment Officer
Phone: +41 43 299 11 60

Signature, Place, and Date of Signing:


 /s/ Matthias Henny           Winterthur,Switzerland        May 15, 2009
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (212) 314-5528  )

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3570       AXA

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  None

Form 13F Information Table Entry Total:             None

Form 13F Information Table Value Total:             None

For information relating to holdings of 13F securities for periods ending prior to December 31, 2006 by Winterthur Swiss Insurance Co., please refer to Forms 13F-HR filed by Winterthur Swiss Insurance Co. for those periods.

As of June 30, 2008, the management of Winterthur Swiss's securities was transfered to AXA Mutuelles and AXA Rosenberg. Information relating to holdings of 13F securities for Winterthur Swiss, can be found on AXA's 13F within the AXA Mutuelles and AXA Rosenberg data.